FAIR VALUE MEASUREMENTS - Level 3 financial instruments that are measured at fair value on a recurring basis (Details) - Level 3 - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Fair value at beginning of period	$ 214,500	$ 143,000	$ 286,000	$ 143,000	$ 143,000
Change in fair value of Private Placement Warrants	$ 357,500	$ 71,500	$ (71,500)	$ 143,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value at end of period	$ 572,000	$ 214,500	$ 214,500	$ 286,000	$ 143,000